Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 98.0%
Canada — 9.0%
Canadian National Railway Co.	38,420	$5,059,227
Constellation Software, Inc.	5,583	15,250,157
Intact Financial Corp.	18,462	2,999,061
		23,308,445
France — 16.2%
Air Liquide S.A.	47,446	9,871,079
EssilorLuxottica S.A.	40,951	9,263,592
Hermes International SCA	3,013	7,700,568
L'Oreal S.A.	16,956	8,029,881
Schneider Electric S.E.	30,891	6,983,727
		41,848,847
Germany — 4.1%
SAP S.E.	54,410	10,594,661
Ireland — 8.6%
Accenture PLC, Class A	11,432	3,962,446
Experian PLC	252,317	10,994,196
Flutter Entertainment PLC*	36,392	7,254,149
		22,210,791
Italy — 4.5%
Ferrari N.V.	26,458	11,536,627
Japan — 11.2%
Hoya Corp.	45,028	5,631,691
Keyence Corp.	15,545	7,216,936
Obic Co., Ltd.	42,365	6,399,282
Terumo Corp.	532,900	9,751,352
		28,999,261
Netherlands — 7.0%
IMCD N.V.	31,632	5,567,551
Wolters Kluwer N.V.	81,003	12,684,249
		18,251,800
Spain — 1.1%
Amadeus IT Group S.A.	43,708	2,805,910
Sweden — 0.5%
Epiroc AB, Class A	68,856	1,292,604
Switzerland — 4.7%
Alcon, Inc.	94,212	7,792,414
Nestle S.A.	40,755	4,330,217
		12,122,631
Taiwan — 5.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	103,796	14,121,446
United Kingdom — 12.5%
Ashtead Group PLC	46,828	3,335,522
Diageo PLC	33,060	1,223,293
Halma PLC	171,977	5,135,298
London Stock Exchange Group PLC	65,114	7,791,157
RELX PLC	282,005	12,161,591
	Number of Shares	Value†

United Kingdom — (continued)
Spirax-Sarco Engineering PLC	21,514	$2,729,611
		32,376,472
United States — 13.1%
Aon PLC, Class A	15,763	5,260,428
Mastercard, Inc., Class A	27,015	13,009,614
Mettler-Toledo International, Inc.*	5,500	7,322,095
RB Global, Inc.	90,144	6,866,269
Schlumberger N.V.	28,778	1,577,322
		34,035,728
TOTAL COMMON STOCKS (Cost $214,041,415)		253,505,223

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $4,769,506)	4,769,506	4,769,506
TOTAL INVESTMENTS — 99.8% (Cost $218,810,921)		$258,274,729
Other Assets & Liabilities — 0.2%		388,531
TOTAL NET ASSETS — 100.0%		$258,663,260

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2024††
France	16%
United States	15
United Kingdom	13
Japan	11
Canada	9
Ireland	9
Netherlands	7
Other	20
Total	100%
††	% of total investments as of March 31, 2024.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	3.0%	$7,700,568
Auto Manufacturers	4.5	11,536,627
Beverages	0.5	1,223,293
Chemicals	3.9	9,871,079
Commercial Services	14.3	36,163,488

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
International Equity Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Computers	4.1%	$10,361,728
Cosmetics & Personal Care	3.2	8,029,881
Distribution & Wholesale	2.2	5,567,551
Diversified Financial Services	8.2	20,800,771
Electrical Components & Equipment	2.7	6,983,727
Electronics	7.1	18,089,084
Entertainment	2.9	7,254,149
Food	1.7	4,330,217
Healthcare Products	10.6	26,807,358
Insurance	3.3	8,259,489
Machinery — Construction & Mining	0.5	1,292,604
Machinery — Diversified	3.9	9,946,547
Media	5.0	12,684,249
Oil & Gas Services	0.6	1,577,322
Semiconductors	5.6	14,121,446
Software	10.2	25,844,818
Transportation	2.0	5,059,227
	100.0%	$253,505,223
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